OTHER FINANCIAL INFORMATION - (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017	Sep. 29, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation and benefits	$ 32.1	$ 27.0
Product warranty	8.1	7.3
Income taxes payable	10.7	1.4
Payable to Varian Medical Systems	0.0	2.3
Right of return liability	6.9	0.0
Deferred consideration	8.9	0.0
Other	9.0	9.5
Total accrued liabilities	75.7	47.5		$ 54.6
Long-term income tax payable	3.9	3.5
Environment liabilities	0.9	1.3
Defined benefit obligation liability	5.5	3.3
Long-term right of return liability	19.5	0.0
Long-term other	2.7	0.4
Total other long-term liabilities	32.5	8.5		$ 29.8
Income (loss) from equity method investments	(2.3)	3.9	$ 1.3
Change in fair value of deferred consideration	1.0	0.0	0.0
Realized income (loss) on foreign currencies	(1.9)	(1.2)	1.9
Total other income (expense), net	$ (3.2)	$ 2.7	$ 3.2